Debt: Schedule of Debt (Details) - Predecessor - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Notes Payable	$ 73,011	$ 1,777,650
Debt, long term portion		1,399,190
NotesPayable1Member
Notes Payable		33,333
NotesPayable2Member
Notes Payable	10,000	86,667
NotesPayable3Member
Notes Payable	8,731	30,399
ConvertibleNotes1Member
Notes Payable	45,000
ConvertibleNotes2Member
Notes Payable		10,494
ConvertibleNotes3Member
Notes Payable		13,292
ConvertibleNotes4Member
Notes Payable		30,477
ConvertibleNotes5Member
Notes Payable		1,317,861
AccruedInterestMember
Notes Payable	$ 9,280	$ 255,127